IMPAIRMENT OF ASSETS (Details) R$ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017 BRL (R$)	Dec. 31, 2018 BRL (R$) segment	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Impairment of assets
Total impairment of non-financial assets				R$ 1,114,807	R$ 2,917,911
Impairment of property, plant and equipment		R$ 265,369	R$ 0	265,369
Impairment of goodwill			R$ 0	R$ 849,438	R$ 2,678,582
Number of operating segments | segment			4
Period for projecting the cash flows for the goodwill impairment test	P5Y
Discount rate
Impairment of assets
Sensitivity analysis, percent of increase		0.50%	0.50%	0.50%
Perpetuity growth rate
Impairment of assets
Sensitivity analysis, percent of decrease		0.50%	0.50%	0.50%
North America
Impairment of assets
Impairment of property, plant and equipment		R$ 220,090
Impairment of goodwill		R$ 849,438
Perpetuity growth rate		3.00%	3.00%	3.00%
Pre-tax discount rate		13.60%	13.80%	13.60%
Amount by which unit's recoverable amount is (below) exceeds its carrying value		R$ (849,000)	R$ 2,157	R$ (849,000)
North America | Discount rate
Impairment of assets
Sensitivity analysis, amount above (below) book value		(506,000)	1,474,000	(506,000)
North America | Perpetuity growth rate
Impairment of assets
Sensitivity analysis, amount above (below) book value		R$ (310,000)	R$ 1,672,000	R$ (310,000)
South America
Impairment of assets
Perpetuity growth rate		3.00%	3.00%	3.00%
Pre-tax discount rate		14.70%	17.10%	14.70%
Amount by which unit's recoverable amount is (below) exceeds its carrying value		R$ 437,000	R$ 730,000	R$ 437,000
South America | Discount rate
Impairment of assets
Sensitivity analysis, amount above (below) book value		265,000	593,000	265,000
South America | Perpetuity growth rate
Impairment of assets
Sensitivity analysis, amount above (below) book value		318,000	R$ 640,000	R$ 318,000
Brazil
Impairment of assets
Impairment of property, plant and equipment		R$ 45,279
Perpetuity growth rate		3.00%	3.00%	3.00%
Pre-tax discount rate		15.20%	16.40%	15.20%
Amount by which unit's recoverable amount is (below) exceeds its carrying value		R$ 1,747,000	R$ 3,924,000	R$ 1,747,000
Brazil | Discount rate
Impairment of assets
Sensitivity analysis, amount above (below) book value		999,000	3,048,000	999,000
Brazil | Perpetuity growth rate
Impairment of assets
Sensitivity analysis, amount above (below) book value		R$ 1,254,000	R$ 3,318,000	R$ 1,254,000
Special Steel
Impairment of assets
Perpetuity growth rate		3.00%	3.00%	3.00%
Pre-tax discount rate		13.10%	14.70%	13.10%
Amount by which unit's recoverable amount is (below) exceeds its carrying value		R$ 3,989,000	R$ 3,019,000	R$ 3,989,000
Special Steel | Discount rate
Impairment of assets
Sensitivity analysis, amount above (below) book value		3,422,000	2,483,000	3,422,000
Special Steel | Perpetuity growth rate
Impairment of assets
Sensitivity analysis, amount above (below) book value		R$ 3,596,000	R$ 2,645,000	R$ 3,596,000